UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21365
SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

Portfolio of Investments
RiverSource LaSalle Global Real Estate Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.1%)(c)

Issuer	Shares		Value(a)
Australia (11.1%)
CFS Retail Property Trust	70,481		$129,087
Charter Hall Office REIT	35,000		82,539
Commonwealth Property Office Fund	131,147		116,613
Dexus Property Group	412,764		341,091
GPT Group	105,885		300,873
Westfield Group	55,432		656,831

Total			1,627,034

Canada (2.5%)
Canadian Real Estate Investment Trust	5,734		174,188
First Capital Realty, Inc.	5,314	(d)	80,069
Northern Property Real Estate Investment Trust	1,149		28,627
RioCan Real Estate Investment Trust	3,702		82,483

Total			365,367

Finland (0.5%)
Citycon OYJ	6,401		27,314
Sponda OYJ	8,309		40,326

Total			67,640

France (6.1%)
Klepierre	4,161		160,481
Mercialys SA	1,882	(d)	73,380
Societe Immobiliere de Location pour l’Industrie et le Commerce	643		83,023
Unibail-Rodamco SE	2,556		566,769

Total			883,653

Germany (0.5%)
Deutsche Euroshop AG	2,209		78,285

Hong Kong (4.6%)
Great Eagle Holdings Ltd.	23,168		70,770
Hongkong Land Holdings Ltd.	49,453	(d)	307,103
Hysan Development Co., Ltd.	32,090	(d)	114,981
Sino Land Co., Ltd.	12,000		24,839
Sun Hung Kai Properties Ltd.	4,000		69,084
The Link REIT	27,173	(d)	80,552

Total			667,329

Japan (5.9%)
Aeon Mall Co., Ltd.	6,900		167,726
Japan Real Estate Investment Corp.	18		163,676
Kenedix Realty Investment Corp.	11		41,644
Mitsubishi Estate Co., Ltd.	6,200		100,870
Mitsui Fudosan Co., Ltd.	7,000		118,078
Nippon Building Fund, Inc.	26		227,698

Issuer	Shares		Value(a)
Tokyu REIT, Inc.	9		47,334

Total			867,026

Jersey (0.8%)
Atrium European Real Estate Ltd.	20,225		112,386

Netherlands (3.6%)
Corio NV	4,096		280,042
Eurocommercial Properties NV	993		46,028
VastNed Retail NV	1,576		107,267
Wereldhave NV	886		86,001

Total			519,338

Norway (0.3%)
Norwegian Property ASA	28,509	(b)	49,231

Singapore (2.8%)
Ascendas Real Estate Investment Trust	53,004		88,287
CapitaLand Ltd.	60,300	(d)	186,201
CapitaMalls Asia Ltd.	33,000		54,214
Suntec Real Estate Investment Trust	74,000		84,986

Total			413,688

Sweden (1.6%)
Castellum AB	9,712		129,245
Hufvudstaden AB, Series A	3,430		36,990
Wihlborgs Fastigheter AB	2,558		70,436

Total			236,671

Switzerland (1.1%)
PSP Swiss Property AG	2,156	(b)	159,456

United Kingdom (6.4%)
Big Yellow Group PLC	11,892		60,971
British Land Co. PLC	40,087		292,804
Derwent London PLC	4,071		96,177
Hammerson PLC	21,439		132,786
Helical Bar PLC	3,662		17,119
Land Securities Group PLC	3,998		40,224
Metric Property Investments PLC	10,458	(b)	17,413
Minerva PLC	18,334	(b)	27,071
Segro PLC	34,038		145,965
Shaftesbury PLC	14,812		100,722

Total			931,252

United States (51.3%)
Alexandria Real Estate Equities, Inc.	628		43,960
AMB Property Corp.	11,635	(d)	307,978
AvalonBay Communities, Inc.	5,724	(d)	594,894
BioMed Realty Trust, Inc.	9,370	(d)	167,910
Boston Properties, Inc.	4,886		406,124
Camden Property Trust	5,076	(d)	243,496
Corporate Office Properties Trust	5,703	(d)	212,779
Cousins Properties, Inc.	7,430		53,050
DiamondRock Hospitality Co.	12,500	(b,d)	118,625
Douglas Emmett, Inc.	10,478	(d)	183,470
EastGroup Properties, Inc.	1,426	(d)	53,304
Equity Residential	9,615		457,386
Extra Space Storage, Inc.	3,729		59,813
Federal Realty Investment Trust	3,160		258,046

Issuer	Shares		Value(a)
Health Care REIT, Inc.	1,437		68,028
Healthcare Realty Trust, Inc.	2,245		52,511
Host Hotels & Resorts, Inc.	18,047		261,321
Kilroy Realty Corp.	4,222	(d)	139,917
Kimco Realty Corp.	9,677		152,413
LaSalle Hotel Properties	4,820	(d)	112,740
Liberty Property Trust	4,326	(d)	137,999
Pennsylvania Real Estate Investment Trust	2,879	(d)	34,145
ProLogis	6,828		80,434
Public Storage	5,759		558,853
Regency Centers Corp.	2,762	(d)	109,016
Retail Opportunity Investments Corp.	4,553		43,572
Senior Housing Properties Trust	10,786		253,471
Simon Property Group, Inc.	10,173		943,443
SL Green Realty Corp.	2,111	(d)	133,690
Taubman Centers, Inc.	4,488	(d)	200,210
U-Store-It Trust	8,577	(d)	71,618
Ventas, Inc.	8,266		426,278
Vornado Realty Trust	6,400		547,392

Total			7,487,886

Total Common Stocks (Cost: $12,971,924)			$14,466,242

Investments of Cash Collateral Received for Securities on Loan (15.5%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(e)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $2,260,045	0.280%	$2,260,027	$2,260,027

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $2,260,027)			$2,260,027

Total Investments in Securities (Cost: $15,231,951)(f)			$16,726,269

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Sept. 30, 2010:

	Percentage of net
Industry	assets	Value(a)

Real Estate Investment Trusts (REITs)(1)	85.1%	$12,424,448
Real Estate Management & Development	14.0	2,041,794
Other (2)	15.5	2,260,027

Total		$16,726,269

(1)	Includes U.S. REITs as well as entities similar to REITs formed under the laws of non-U.S. countries.

(2)	Cash & Cash Equivalents
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$1,452,419
Freddie Mac Gold Pool	237,675
Freddie Mac Non Gold Pool	244,087
Ginnie Mae I Pool	245,932
Ginnie Mae II Pool	125,114

Total market value of collateral securities	$2,305,227

(f)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $15,232,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,888,000
Unrealized depreciation	(394,000)

Net unrealized appreciation	$1,494,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$14,466,242	$—	$—	$14,466,242

Total Equity Securities	14,466,242	—	—	14,466,242

Other
Investments of Cash Collateral Received for Securities on Loan	—	2,260,027	—	2,260,027

Total Other	—	2,260,027	—	2,260,027

Total	$14,466,242	$2,260,027	$—	$16,726,269

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Dec. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of Sept. 30, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at Sept. 30, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $4,206,360. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
RiverSource LaSalle Monthly Dividend Real Estate Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.1%)

Issuer	Shares		Value(a)
Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	2,621		$183,470
AMB Property Corp.	51,710	(c)	1,368,764
AvalonBay Communities, Inc.	14,370	(c)	1,493,474
BioMed Realty Trust, Inc.	45,656	(c)	818,156
Boston Properties, Inc.	17,753		1,475,629
Camden Property Trust	25,668	(c)	1,231,294
Corporate Office Properties Trust	23,292	(c)	869,025
Cousins Properties, Inc.	25,540	(c)	182,356
DiamondRock Hospitality Co.	48,193	(b,c)	457,352
Douglas Emmett, Inc.	44,327	(c)	776,166
EastGroup Properties, Inc.	6,025	(c)	225,215
Equity Residential	30,386		1,445,462
Essex Property Trust, Inc.	9,642		1,055,220
Extra Space Storage, Inc.	14,125	(c)	226,565
Federal Realty Investment Trust	12,641		1,032,264
Health Care REIT, Inc.	4,924		233,102
Healthcare Realty Trust, Inc.	9,596	(c)	224,450
Host Hotels & Resorts, Inc.	71,961		1,041,995
Kilroy Realty Corp.	17,388	(c)	576,238
Kimco Realty Corp.	42,883		675,407
LaSalle Hotel Properties	19,814	(c)	463,449
Liberty Property Trust	16,880	(c)	538,472
Pennsylvania Real Estate Investment Trust	18,638	(c)	221,047
Plum Creek Timber Co., Inc.	14,280	(c)	504,084
ProLogis	29,968		353,023
Public Storage	21,805		2,115,957
Regency Centers Corp.	11,799	(c)	465,707
Retail Opportunity Investments Corp.	20,761		198,683
Senior Housing Properties Trust	52,149	(c)	1,225,502
Simon Property Group, Inc.	32,572		3,020,726
SL Green Realty Corp.	8,557	(c)	541,915
Taubman Centers, Inc.	22,213	(c)	990,922
The Macerich Co.	6,935	(c)	297,858
U-Store-It Trust	36,779	(c)	307,105
Ventas, Inc.	29,354		1,513,786
Vornado Realty Trust	26,939	(c)	2,304,093

Total Common Stocks (Cost: $21,550,746)			$30,653,933

Money Market Fund (0.7%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	220,664	(e)	$220,664

Total Money Market Fund (Cost: $220,664)			$220,664

Investments of Cash Collateral Received for Securities on Loan (22.1%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(d)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $6,846,252	0.280%	$6,846,198	$6,846,198

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $6,846,198)			$6,846,198

Total Investments in Securities (Cost: $28,617,608)(f)			$37,720,795

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	At Sept. 30, 2010, security was partially or fully on loan.

(d)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$4,399,747
Freddie Mac Gold Pool	719,978
Freddie Mac Non Gold Pool	739,403
Ginnie Mae I Pool	744,992
Ginnie Mae II Pool	379,002

Total market value of collateral securities	$6,983,122

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $28,618,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$9,139,000
Unrealized depreciation	(36,000)

Net unrealized appreciation	$9,103,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	Inputs	Total

Equity Securities
Common Stocks	$30,653,933	$—	$—	$30,653,933

Total Equity Securities	30,653,933	—	—	30,653,933

Other
Affiliated Money Market Fund(c)	220,664	—	—	220,664
Investments of Cash Collateral Received for Securities on Loan	—	6,846,198	—	6,846,198

Total Other	220,664	6,846,198	—	7,066,862

Total	$30,874,597	$6,846,198	$—	$37,720,795

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)    Seligman LaSalle Real Estate Fund Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	November 19, 2010